LEATHERBACK LONG/SHORT ALTERNATIVE YIELD ETF

SCHEDULE OF INVESTMENTS at November 30, 2020 (Unaudited)

	Shares	Value
Common Stocks - 103.2%
Aerospace & Defense - 5.2%
L3Harris Technologies, Inc.	257	$49,341
Raytheon Technologies Corp.	1,119	80,255
		129,596
Banks - 8.6%
Ameris Bancorp	3,054	103,867
Popular, Inc.	2,242	108,804
		212,671
Building Materials - 3.5%
Carrier Global Corp.	2,264	86,191

Chemicals - 2.1%
Dow, Inc.	1,002	53,116

Computers - 3.0%
Leidos Holdings, Inc.	732	73,712

Diversified Financial Services - 8.1%
The Charles Schwab Corp.	1,038	50,634
Synchrony Financial	2,433	74,134
WisdomTree Investments, Inc.	17,762	76,021
		200,789
Electronics - 4.9%
FLIR Systems, Inc.	3,201	122,406

Energy - Alternate Sources - 4.0%
NextEra Energy Partners L.P.	1,582	100,410

Entertainment - 3.5%
Vail Resorts, Inc.	316	87,165

Home Builders - 3.5%
Thor Industries, Inc.	892	86,087

Insurance - 3.7%
Old Republic International Corp.	5,097	91,338

Investment Companies - 3.0%
Ares Capital Corp.	4,541	74,836

Machinery - Diversified - 3.6%
Xylem, Inc.	924	88,676

Media - 3.3%
Comcast Corp. - Class A	1,629	81,841

Mining - 6.9%
Newmont Corp.	1,694	99,641
Rio Tinto PLC - AU Shares - ADR	1,090	70,817
		170,458
Packaging & Containers - 4.0%
Packaging Corp. of America	759	98,670

Pharmaceuticals - 6.1%
AbbVie, Inc.	490	51,244
Bristol-Myers Squibb Co.	1,625	101,400
		152,644
Real Estate Investment Trusts (REITs) - 10.2%
American Campus Communities, Inc.	1,219	48,516
American Tower Corp.	381	88,087
PotlatchDeltic Corp.	2,490	115,885
		252,488
Retail - 2.9%
Walgreens Boots Alliance, Inc.	1,878	71,383

Software - 3.8%
Cerner Corp.	1,270	95,047

Telecommunications - 3.3%
Verizon Communications, Inc.	1,348	81,433

Trucking & Leasing - 3.0%
Fortress Transportation and Infrastructure Investors, LLC	3,586	74,840

Water - 3.0%
American Water Works Co., Inc.	482	73,929
Total Common Stocks
(Cost $2,565,753)		2,559,726

Preferred Stocks - 7.1%
Real Estate Investment Trusts (REITs) - 7.1%
AGNC Investment Corp.	4,538	101,197
EPR Properties	3,397	75,991
Total Preferred Stocks		177,188
(Cost $175,067)

Short-Term Investments - 2.7%
Money Market Funds - 2.7%
First American Government Obligations Fund - Class X, 0.046% (1)	66,459	66,459
Total Short-Term Investments
(Cost $66,459)		66,459

Total Investments in Securities - 113.0%
(Cost $2,807,279)		2,803,373
Liabilities in Excess of Other Assets - (13.0)%		(322,641)
Total Net Assets - 100.0%		$2,480,732

ADR	American Depositary Receipt
(1)	The rate shown is the annualized seven-day effective yield as of November 30, 2020.

LEATHERBACK LONG/SHORT ALTERNATIVE YIELD ETF

SCHEDULE OF INVESTMENTS at November 30, 2020 (Unaudited) (1)

	Shares	Value
Common Stocks - 19.8%
Apparel - 1.4%
Canada Goose Holdings, Inc.	1,052	$34,968

Banks - 1.5%
SVB Financial Group	108	37,245

Computers - 1.7%
Logitech International S.A.	459	41,448

Diversified Financial Services - 4.5%
Affiliated Managers Group, Inc.	430	37,462
Focus Financial Partners, Inc. - Class A	941	37,273
Stifel Financial Corp.	537	37,214
		111,949
Entertainment - 1.6%
DraftKings, Inc. - Class A	777	40,684

Insurance - 1.6%
Trupanion, Inc.	398	40,349

Internet - 3.0%
1-800-Flowers.com, Inc. - Class A	1,613	37,809
Wayfair, Inc. - Class A	146	37,137
		74,946
Leisure Time - 1.6%
Peloton Interactive, Inc. - Class A	332	38,628

Retail - 2.9%
Burlington Stores, Inc.	163	35,622
Ollie's Bargain Outlet Holdings, Inc.	405	35,664
		71,286
Total Common Stocks
(Proceeds $485,269)		491,503

Total Securities Sold Short - 19.8%		$491,503
(Proceeds $485,269)

Percentages are stated as a percent of net assets.

(1)	Non-income producing security.

Summary of Fair Value Exposure at November 30, 2020 (Unaudited)

The Leatherback Long/Short Alternative Yield ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of November 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$2,559,726	$–	$–	$2,559,726
Preferred Stocks (1)	177,188	-	-	177,188
Short-Term Investments	66,459	–	–	66,459
Total Investments in Securities	$2,803,373	$–	$–	$2,803,373

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$491,503	$–	$–	$491,503
Total Securities Sold Short	$491,503	$–	$–	$491,503

(1) See Schedule of Investments for industry breakout.